Leases - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Lessee Lease Description [Line Items]
Rent expense, net of sublease income	$ 3,100	$ 2,100	$ 11,700	$ 6,100	$ 3,700
Operating lease, liabilities	37,502
Operating lease, right-of-use assets	33,102
Operating cash outflows relating to operating lease liabilities	1,800
Operating lease right-of-use assets obtained in exchange for new operating lease obligations	$ 1,000
Operating leases, weighted-average remaining term	6 years 4 months 24 days
Operating leases, weighted-average discount rate	7.40%
Operating lease, term of contract	10 years
Operating lease, commencement date	Apr. 01, 2019
Base rent, total	$ 21,100
Funko Acquisition Holdings, L.L.C. [Member]
Lessee Lease Description [Line Items]
Operating lease expiration	Dec. 31, 2028		Dec. 31, 2027
Operating leases, renewal term	5 years		5 years